SUBSEQUENT EVENTS (Details) HKD / shares in Units, HKD in Millions, $ in Millions	1 Months Ended
	Feb. 29, 2016 USD ($)	Mar. 31, 2016 USD ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 HKD HKD / shares
Glassy Mind Holdings Limited
Subsequent Event [Line Items]
Price per share (In HK dollars per share) | HKD / shares				HKD 6.1062
Cost of investment			$ 30.9	HKD 239.4
Forgame Holdings Limited [Member]
Subsequent Event [Line Items]
Percentage of total consideration which to be paid in cash immediately			80.00%	80.00%
Subsequent Event [Member] | Glassy Mind Holdings Limited
Subsequent Event [Line Items]
Proceed from sale of investment	$ 25.1
Subsequent Event [Member] | Forgame Holdings Limited [Member]
Subsequent Event [Line Items]
Ownership interest	2.63%
Subsequent Event [Member] | KongZhong Galaxy [Member]
Subsequent Event [Line Items]
Aggregated amount of loans extended		$ 7.2